REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
Gas Transmission	$216	$288	$478	$578
Distribution	79	73	164	147
Connections	23	36	55	69
Other	4	7	9	13
Total	$322	$404	$706	$807

The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
Brazil	$216	$288	$478	$578
United Kingdom	106	116	228	229
Total	$322	$404	$706	$807